Sustainability costs	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Sustainability costs	33 Sustainability costs

	Notes	2025 £m	2024 £m	2023 £m
Sustainability expenditures
Recycling/waste costs		49	66	27
Renewable energy attribute certificates		2	2	2
Severe weather events and other natural conditions		—	10	9
Sustainability costs – expenses to the income statement*		51	78	38

Sustainability capital expenditures		8	30	34
Sustainability costs – capital expenditures	13(a)	8	30	34
Recycling/waste costs
The Group incurs recycling costs in relation to its Take-Back schemes as well as waste collection costs mandated by Extended Producer Responsibility
(EPR) schemes and similar schemes. EPR schemes are where the producer’s responsibility for a product is extended to the post-consumer stage of a product’s life cycle. In 2025, these costs amount to £49 million (2024: £66 million).
Renewable energy attribute certificates
The Group purchases renewable energy and associated renewable energy attribute certificates. The costs of these certificates are £2 million (2024: £2 million). Most of the certificates are purchased at the same time as the electricity and therefore the costs are booked as an expense to the income statement.
Severe weather events and other natural conditions
In 2024, a severe weather event damaged machinery equipment. The impact of the impairment and repair costs in relation to these machines was £11 million.
This is partially offset by a reversal of prior year write-offs of £1 million as some of the inventory was salvaged.
In 2023, a severe weather event caused the destruction of a stock of tobacco leaves in a warehouse. The impact of the write-off of this inventory was £9 million.
Sustainability capital expenditures
The sustainability capital expenditures mentioned above are investments directed towards equipment to drive energy efficiency and renewable energy generation, water recycling and efficiency projects, waste reduction, and product innovation-led specification improvements to drive recyclability.